Consolidated Statement of Changes in Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net change in minimum pension liability, tax	$ 6.8	$ 1.8
Change in unrealized loss on derivatives, tax	0	0
Accumulated Other Comprehensive (Loss)/Income
Net change in minimum pension liability, tax	6.8	1.8
Change in unrealized loss on derivatives, tax	0	0
Noncontrolling Interest
Net change in minimum pension liability, tax	$ 6.8	$ 1.8